UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A
Amendment No.1
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from March 1, 2016 to March 31, 2016
Commission File Number of issuing entity: 333-60756-04
Ford Credit Floorplan Master Owner Trust A
(Exact name of issuing entity as specified on its charter)
Commission File Number of depositor: 333-148505, 333-171922
Ford Credit Floorplan Corporation
(Exact name of depositor as specified on its charter)
And
Commission File Number of depositor: 333-148505-01, 333-171922-01
Ford Credit Floorplan LLC
(Exact name of depositor as specified on its charter)
Ford Motor Credit Company LLC
(Exact name of sponsor as specified in its charter)

Delaware
(State or jurisdiction of incorporation or organization of the issuing entity)
38-6787145
(I.R.S. Employer Identification No.)

c/o U.S. Bank Trust National Association 300 Delaware Avenue, 9th Floor, Wilmington, Delaware (Address of principal executive offices)	19801 (zip code)
(302) 576-3700
(Telephone Number, including area code)
Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Series 2012-2 Class A, B, C, D Asset Backed Notes			X
Series 2012-5 Class A, B, C, D Asset Backed Notes			X
Series 2013-4 Class A, B, C, D Asset Backed Notes			X
Series 2013-5 Class A-1, A-2, B, C, D Asset Backed Notes			X
Series 2014-1 Class A-1, A-2, B, C, D Asset Backed Notes			X
Series 2014-2 Class A, B, C, D Asset Backed Notes			X
Series 2014-4 Class A-1, A-2, B, C, D Asset Backed Notes			X
Series 2015-1 Class A-1, A-2, B, C, D Asset Backed Notes			X
Series 2015-2 Class A-1, A-2, B, C, D Asset Backed Notes			X
Series 2015-4 Class A-1, A-2, B, C, D Asset Backed Notes			X
Series 2015-5 Class A, B, C, D Asset Backed Notes			X
Series 2016-1 Class A-1, A-2, B, C, D Asset Backed Notes			X
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

EXPLANATORY NOTE

This distribution report on Form 10-D/A and the attached Exhibit 99 amends and restates in its entirety the distribution report on Form 10-D and Exhibit 99 filed by the issuing entity with the U.S. Securities and Exchange Commission on April 26, 2016 (the "Original Report"). The distribution report on Form 10-D to the Original Report inadvertently omitted disclosure under Item 3. Sales of Securities and Use of Proceeds, which this distribution report on Form 10-D/A includes. No other corrections to the Original Report are made by this distribution report on Form 10-D/A or the attached Exhibit 99.

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and performance information of the asset pool of the issuing entity is set forth in the attached Monthly Investor Report.

PART II - OTHER INFORMATION

Item 3. Sales of Securities and Use of Proceeds.

On March 29, 2016, Ford Credit Floorplan Master Owner Trust A (the "Trust") issued its $750,000,000 Series 2016-2 Asset Backed Notes (the "Series 2016-2 Notes").

The Series 2016-2 Notes were offered and sold to "qualified institutional buyers" within the meaning of Rule 144A of the Securities Act of 1933.  The principal initial purchasers of the Series 2016-2 Notes were J.P. Morgan Securities LLC, Banco Bradesco BBI S.A., Scotia Capital (USA) Inc. and UniCredit Capital Markets LLC.  The aggregate offering price of the Series 2016-2 Notes was $750,000,000 and the aggregate underwriting discounts or commissions were $3,000,000.

Each series of notes issued by the Trust, including the Series 2016-2 Notes, is secured by the Trust's assets, which primarily consist of a revolving pool of receivables as described in the most-recent prospectus for a series o notes filed by the Trust on February 11, 2016 pursuant to Rule 424(b)(2) of the Securities Act of 1933 (Commission file number 333-206773).  Interest and principal collections on the receivables are allocated to each series of notes for each collection period based on each such series' floating investor percentage or fixed investor percentage, as described in the prospectus.  A portion of the interest and principal collections on the receivables otherwise allocable to the depositor interest in the Trust is available to cover certain shortfalls in payments on each series of notes, up to the available subordinated amount for that series, as described in the prospectus.  Relevant information for each series of notes, including the adjusted invested amount, the floating investor percentage, the fixed investor percentage (if applicable), and the required subordinated amount, can be found in the monthly investor report attached to this Form 10-D/A.

The Trust may issue additional series of notes without the consent of, or the giving of notice to, the noteholders of any series of notes, subject to the satisfaction of certain conditions described in the prospectus.

Item 10. Exhibits.

Designation	Description
Exhibit 99	Ford Credit Floorplan Master Owner Trust A Monthly Investor Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Servicer, on behalf of the issuing entity, has duly caused this report to be signed by the undersigned duly authorized.

Ford Credit Floorplan Master Owner Trust A
(Issuing entity)

By: Ford Motor Credit Company LLC (Servicer)

/s/ Erin Rohde
Erin Rohde
Assistant Treasurer
Date: April 29, 2016

EXHIBIT INDEX

Designation	Description
Exhibit 99	Ford Credit Floorplan Master Owner Trust A Monthly Investor Report

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